INCOME TAXES - Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Valuation allowance at beginning of the year	$ 56,405	$ 21,700
Increases recorded to income tax provision	30,965	34,705
Valuation allowance at end of year	$ 87,370	$ 56,405